Share-Based Compensation (Table) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested, Weighted Average Fair Value on Grant Date, opening balance	$ 3.79	$ 3.79
Vested , Number of Units	(55,175)
Vested, Actual Fair Value on Vesting Date	$ 16.59	4.45
Unvested, Weighted Average Fair Value on Grant Date, opening balance	$ 10.51	$ 3.79	$ 3.79
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested, Number of Units, opening balance	928,908	1,246,096
Vested , Number of Units	(1,063,428)	(317,188)	(113,279)
Unvested, Number of Units, opening balance	1,549,825	928,908	1,246,096
Restricted Stock Units (RSUs) [Member] | First Grant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted , Number of Units	61,625
Vested, Actual Fair Value on Vesting Date	$ 11.72
Restricted Stock Units (RSUs) [Member] | Second Grant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted , Number of Units	17,720
Vested, Actual Fair Value on Vesting Date	$ 16.93
Restricted Stock Units (RSUs) [Member] | Third Grant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted , Number of Units	1,605,000
Vested, Actual Fair Value on Vesting Date	$ 10.51